Filed pursuant to Rule 497(e)
File Nos. 811-22310; 333-182274

BlueStar TA-BIGITech Israel Technology ETF (ITEQ)
a series of ETF Managers Trust

March 6, 2018

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information
 each dated January 31, 2018

Effective immediately, the name of the BlueStar TA-BIGITech Israel Technology ETF (the “Fund”) is changed to the “BlueStar Israel Technology ETF”. All references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are updated to reflect the Fund’s new name.

Please retain this Supplement with your Summary Prospectus, Prospectus, and
 Statement of Additional Information for future reference.